Bonds	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Bonds
19	BONDS
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Tren Urbano de Lima S.A. (a)	618,497	624,454	15,742	21,081	602,755	603,373
Norvial S.A. (b)	305,545	280,848	28,995	32,819	276,550	248,029
Cumbra Peru S.A. (c)	—	27,457	—	4,546	—	22,911

	924,042	932,759	44,737	58,446	879,305	874,313

a)	Tren Urbano de Lima S.A.
In February 2015, the subsidiary Tren Urbano de Lima S.A. issue corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted for the Constant Update Value) for an amount of S/629 million. The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating of AA + (local scale) granted by Support & International Associates Risk Classifier. As of December 31, 2020, an accumulated amortization amounting to S/90.6 million (S/79 million as of December 31, 2019) has been made.
As of December 31, 2020, the balance includes accrued interest payable and VAC adjustments for S/103.4 million (S/86.8 million as of December 31, 2019).

As of December 31, 2018, 2019 and 2020, the movement of this account is as follows:

	2018	2019	2020
Balance at January, 1	603,657	611,660	618,497
Amortization	(10,178)	(11,330)	(11,582)
Accrued interest	48,130	48,253	47,615
Interest paid	(29,949)	(30,086)	(30,076)

Balance at December, 31	611,660	618,497	624,454

As part of the bond structuring process, Tren Urbano de Lima S.A. pledged to report and verify compliance with the following, measured according to their individual financial statements (covenants):

•	Debt service coverage ratio not less than 1.2 times;

•
Maintain a constant balance in the minimum trust equal to one month of operation and maintenance costs (including VAT). As of December 31, 2019, maintain a minimum balance equal to one quarter of operating and maintenance costs.

•	Maintain a constant balance in the minimum trust equal to the following two coupons according to the bond schedule.
As of December 31, 2019, and 2020, Tren Urbano de Lima S.A. has complied with the corresponding covenants.
As of December 31, 2020, the fair value amounts to S/710 million (S/686.8 million, as of December 31, 2019), this is based on discounted cash flows using the rate of 3.6% (4.32% as of December 31, 2019) and corresponds to level 2 of the fair value hierarchy.

b)	Norvial S.A.
Between 2015 and 2016, the subsidiary, Norvial S.A., issued the First Corporate Bond Program on the Lima Stock Exchange for S/365 million. The rating companies Equilibrium Risk and Apoyo & Asociados Internacionales gave the rating of AA to this debt instrument.
The purpose of the awarded funds was to finance the construction works of the Second Stage of the Road Network No. 5 and the financing of the VAT linked to the execution of the expenses of the Project.
As of December 31, 2018, 2019, and 2020, the movement in this account is as follows:

	2018	2019	2020
Balance at January, 1	343,910	325,382	305,545
Amortization	(18,736)	(20,005)	(24,820)
Accrued interest	24,170	23,482	24,619
Capitalized interest	3,361	2,725	—
Interest paid	(27,323)	(26,039)	(24,496)

Balance at December, 31	325,382	305,545	280,848

As part of the bond structuring process, Norvial S.A. undertook to periodically report and verify compliance with the following covenants:
•	Debt service coverage ratio not less than 1.3 times;

•	Proforma leverage ratio less than 4 times.
As of December 31, 2019, and 2020, Norvial S.A. has complied with the corresponding covenants.
As of December 31, 2020, the fair value amounts to S/304.7 million (as of December 31, 2019, amounts to S/327.2 million,), this is based on discounted cash flows using rates between 6.73% and 8.07% (between 6.20% and 7.59% as of December 31, 2019) corresponds to level 2 of the fair value hierarchy.

c)	Cumbra Peru S.A.
At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program, up to a maximum amount of US$8 million.
In the first quarter of the year, bonds issued amounts to US$7.8 million (equivalent to S/25.9 million) under the debt swap modality, related to its outstanding trade accounts.
The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a risk rating of
B-,
granted by the rating company Moody’s Peru. As of December 31, 2020, the balance includes accrued interest payable for US$0.6 million (equivalent to S/2.2 million).
As of December 31, 2020, the fair value amounts to S/28.6 million, is based on discounted cash flows using rate 7.14% and is within level 3 of the fair value hierarchy.